Fees Summary	May 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 72,410,000
Total Fee Amount	9,999.82
Total Offset Amount	0
Net Fee	$ 9,999.82
Offset Table N/A	N/A